Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Amounts charged for excess obsolete inventory, including certain product lines intend to discontinue	$ 311.2	$ 149.9	$ 155.2